DEBT - Summary of Debt Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2017	$ 35,181	$ 1,728,293
2018	1,613,120	2,112,093
2019	574,708	565,678
2020	1,592,730	2,034,553
2021	4,928,216	2,458,479
Thereafter	14,486,320	15,629,304
Cablevision Systems Corp.
Debt Instrument [Line Items]
2017	29,925	1,719,180
2018	1,598,699	2,103,441
2019	561,995	557,348
2020	530,007	526,340
2021	3,664,638	1,200,256
Thereafter	10,058,245	9,884,024
Cequel Corp.
Debt Instrument [Line Items]
2017	5,256	9,113
2018	14,421	8,652
2019	12,713	8,330
2020	1,062,723	1,508,213
2021	1,263,578	1,258,223
Thereafter	$ 4,428,075	$ 3,995,280